Business Combinations - Purchase Price Composition (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 01, 2021	Oct. 01, 2020	Dec. 31, 2021	Nov. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Share price (in dollars per share)				$ 23.34
Restricted cash			$ 156,734		$ 14,678	$ 9	$ 9
ProQuest
Business Acquisition [Line Items]
Newly issued ordinary shares (in shares)	46,910,923
Issuance of shares	$ 1,094,901
Cash consideration	3,951,947
Total purchase price	5,046,848
Cash acquired	52,514
Total purchase price, net of cash acquired	4,994,334
Base cash consideration	3,988,000
Working capital adjustments	31,661
Closing indebtedness adjustments	36,618
Closing cash consideration	32,225
Restricted cash	$ 1,957
CPA Global
Business Acquisition [Line Items]
Newly issued ordinary shares (in shares)		210,357,918	1,500,000
Issuance of shares		$ 6,565,477
Cash consideration		2,078,084
Total purchase price		8,643,561
Cash acquired		102,675
Total purchase price, net of cash acquired		8,540,886
Restricted cash		$ 3,400